Note 15 - Personnel Expenses	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of personnel expenses [text block
15.	Personnel expenses:

			Thirteen- months ended	Month ended	Twelve-month period ended
	March 31, 2019	March 31, 2018	March 31, 2017	March 31, 2017 (Unaudited)	February 28, 2017 (Unaudited)
	$	$	$	$	$
Salaries and other short-term employee benefits	4,144	3,281	2,491	214	2,277
Share-based compensation costs	1,041	929	674	86	588
Total personnel expenses	5,185	4,210	3,165	300	2,865